Schedule of Investments ─ IQ Winslow Large Cap Growth ETF

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Communication Services — 11.3%
Alphabet, Inc., Class A*	4,917	$652,584
Alphabet, Inc., Class C*	4,335	577,032
Meta Platforms, Inc., Class A*	3,180	1,013,148
Netflix, Inc.*	425	186,562

Total Communication Services		2,429,326

Consumer Discretionary — 15.7%
Amazon.com, Inc.*	11,830	1,581,434
Chipotle Mexican Grill, Inc.*	208	408,154
Hilton Worldwide Holdings, Inc.	1,491	231,836
Lululemon Athletica, Inc.*	700	264,971
McDonald’s Corp.	871	255,377
NIKE, Inc., Class B	2,690	296,949
O’Reilly Automotive, Inc.*	245	226,819
Tesla, Inc.*	410	109,646

Total Consumer Discretionary		3,375,186

Consumer Staples — 2.2%
Costco Wholesale Corp.	428	239,967
Dollar Tree, Inc.*	1,496	230,878

Total Consumer Staples		470,845

Financials — 6.6%
Mastercard, Inc., Class A	1,350	532,278
Moody’s Corp.	722	254,686
MSCI, Inc.	459	251,569
Visa, Inc., Class A(a)	1,551	368,719

Total Financials		1,407,252

Health Care — 9.7%
Boston Scientific Corp.*	5,280	273,768
Eli Lilly & Co.	455	206,820
IDEXX Laboratories, Inc.*	437	242,417
Intuitive Surgical, Inc.*	1,877	608,899
UnitedHealth Group, Inc.	721	365,093
Vertex Pharmaceuticals, Inc.*	1,100	387,574

Total Health Care		2,084,571

Industrials — 4.6%
Boeing Co. (The)*	1,050	250,792
Caterpillar, Inc.	405	107,394
Parker-Hannifin Corp.	796	326,368
Uber Technologies, Inc.*	6,082	300,816

Total Industrials		985,370

Information Technology — 47.7%
Advanced Micro Devices, Inc.*	2,790	319,176
Analog Devices, Inc.	1,065	212,499
Apple, Inc.	8,466	1,663,146
ASML Holding NV	651	466,383
Atlassian Corp., Class A*	1,486	270,363
Broadcom, Inc.	378	339,690
Gartner, Inc.*	770	272,264
Lam Research Corp.	744	534,556
Microsoft Corp.	7,401	2,486,144
Monolithic Power Systems, Inc.	393	219,879
NVIDIA Corp.	3,278	1,531,777
Salesforce, Inc.*	2,200	495,022
ServiceNow, Inc.*	1,330	775,390
	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Synopsys, Inc.*	765	$345,627
Workday, Inc., Class A*	1,360	322,497

Total Information Technology		10,254,413

Materials — 2.0%
Linde PLC	1,103	430,909

Total Common Stocks
(Cost $16,757,914)		21,437,872

Short-Term Investment — 0.4%

Money Market Fund — 0.4%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.23%(b)
(Cost $94,388)	94,388	94,388

Total Investments — 100.2%
(Cost $16,852,302)		21,532,260
Other Assets and Liabilities, Net — (0.2)%		(48,866)
Net Assets — 100.0%		$21,483,394

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $361,112; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $365,270.
(b)	Reflects the 7-day yield at July 31, 2023.

Schedule of Investments ─ IQ Winslow Large Cap Growth ETF (continued)

July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$21,437,872	$—	$—	$21,437,872
Short-Term Investment:
Money Market Fund	94,388	—	—	94,388
Total Investments in Securities	$21,532,260	$—	$—	$21,532,260

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.